CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Cash Flows from Operating Activities:
Net income	¥ 4,268,577	$ 601,218	¥ 4,005,568	¥ 5,764,513
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, amortization and reduction in right-of-use assets	73,762	10,389	76,983	65,973
Share-based compensation	185,604	26,142	199,737	253,922
Gain on disposal of investment				(10,115)
Investment loss	30,112	4,241	19,888
Provision for loan principal, financial assets receivables and other receivables	2,712,936	382,109	2,216,322	1,553,970
Provision for contingent liabilities	3,053,810	430,120	4,367,776	3,078,225
Foreign exchange (gain) loss	(2,356)	(332)	160,225	(35,550)
Fair value change of foreign exchange options	4,527	638	(4,704)
Changes in operating assets and liabilities
Funds receivable from third party payment service providers	(444,638)	(62,626)	(1,005,630)	(21,687)
Accounts receivable and contract assets	(123,379)	(17,378)	(33,157)	(819,931)
Financial assets receivable	143,463	20,206	338,000	(436,538)
Prepaid expenses and other assets	58,265	8,206	987	11,378
Security deposit prepaid to third-party guarantee companies	189,628	26,709	478,187	40,258
Deferred tax	78,097	11,000	(205,044)	647,429
Other non-current assets	(28,011)	(3,945)	(53,002)	(27,846)
Amounts due (from) to related parties	355,262	50,038	443,103	(776,431)
Guarantee liabilities	(3,435,682)	(483,906)	(4,932,263)	(2,691,248)
Income tax payable	76,333	10,751	36,903	(603,202)
Other tax payable	13,038	1,836	(58,971)	(13,117)
Land use rights, net				(1,036,178)
Accrued expenses and other current liabilities	52,626	7,412	(105,634)	897,670
Other long-term liabilities	(7,269)	(1,024)	8,556	(1,799)
Interest receivable/ payable	(136,355)	(19,206)	(31,315)	(49,996)
Net cash provided by operating activities	7,118,350	1,002,598	5,922,515	5,789,700
Cash Flows from Investing Activities:
Purchase of property and equipment and intangible assets	(84,554)	(11,909)	(26,973)	(25,307)
Loans provided to related parties				(50,000)
Repayment of loans provided to related parties				50,000
Investment in loans receivable	(92,202,671)	(12,986,475)	(59,826,361)	(40,168,794)
Collection of investment in loans receivable	81,131,580	11,427,144	52,556,851	34,131,231
Capital injection to investees	(20,845)	(2,936)	(9,182)
Purchase of short-term investments	(248,361)	(34,981)	(57,000)
Purchase of foreign exchange options			(14,549)
Proceeds from disposal of short-term investments	303,301	42,719	17,890
Acquisition of subsidiaries, net of cash received	(26,239)	(3,696)
Disposal of subsidiaries and other business units, net of cash received			3,349	(1,458)
Net cash used in investing activities	(11,147,789)	(1,570,134)	(7,355,975)	(6,064,328)
Cash Flows from Financing Activities:
Proceeds from issuance of ordinary share upon IPO			254,916
Payment of Secondary Listing costs	(16,023)	(2,257)	(15,791)
Repayment of short term loans	(176,000)	(24,789)	(642,952)	(150,000)
Proceeds from short-term loans	824,586	116,141	340,179	364,053
Proceeds from long-term loans	72,767	10,249	17,854
Cash received from investors of the consolidated trusts	10,410,300	1,466,261	8,570,920	5,928,773
Cash paid to investors of the consolidated trusts	(8,471,288)	(1,193,156)	(4,325,292)	(4,193,425)
Contribution from non-controlling interests			90,000	30,000
Stock repurchase	(636,179)	(89,604)
Dividend to shareholders	(941,705)	(132,636)	(988,586)
Loans received from non-controlling interests			3,000	344,487
Loans payment to non-controlling interests			(90,000)	(60,168)
Cash received from a related party for investment				354,667
Cash repayment to a related party			(10,180)	(354,667)
Net cash from provided by financing activities	1,066,458	150,209	3,204,068	2,263,720
Effect of foreign exchange rate changes	9,615	1,354	(18,192)	(3,411)
Net increase (decrease) in cash and cash equivalents	(2,953,366)	(415,973)	1,752,416	1,985,681
Cash, cash equivalents, and restricted cash, beginning of year	10,512,363	1,480,635	8,759,947	6,774,266
Cash, cash equivalents, and restricted cash, end of year	7,558,997	1,064,662	10,512,363	8,759,947
Supplemental disclosures of cash flow information:
Income taxes paid	(852,562)	(120,081)	(904,947)	(1,213,913)
Interest paid (not including interest paid to investors of consolidated trusts)	(12,868)	$ (1,812)	(10,862)	(13,757)
Supplemental disclosure of significant non-cash investing and financing activities:
Payables for dividends:			177,518	177,518
Payables for capitalized issuance costs			15,904
Reconciliation to amounts on consolidated balance sheets:
Cash and cash equivalents	4,177,890		7,165,584	6,116,360
Restricted cash	3,381,107		3,346,779	2,643,587
Total cash, cash equivalents, and restricted cash	¥ 7,558,997		¥ 10,512,363	¥ 8,759,947